General and administrative	12 Months Ended
Dec. 31, 2023
General And Administrative
General and administrative

17. General and administrative:

General and administrative expenses were as follows:

	2023	2022	2021

Computer expenses	$103,531	$67,704	$43,361
Insurance	48,821	46,765	42,357
Professional fees	185,974	319,016	211,873
Rental (Note 12)	120,557	130,308	129,250
Other general and administrative expenses	214,771	197,143	178,041
Total general and administrative expenses	$673,654	$760,936	$604,882